Stock-Based Compensation (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Non-vested stock options
Outstanding, Beginning Balance, Shares	2,828,770
Granted, shares	68,000
Granted, Weighted-Average Grant-Date Fair Value	$ 9.33
Vested, Outstanding	(623,362)
Vested, Weighted-Average Grant-Date Fair Value	$ 9.49
Cancelled, shares	(80,782)
Canceled, Weighted-Average Grant-Date Fair Value	$ 9.14
Outstanding, Ending Balance, Shares	2,702,629
Nonvested Stock Option [Member]
Non-vested stock options
Outstanding, Beginning Balance, Shares	1,832,153
Non-vested stock options at the beginning of the period, Weighted-Average Grant-Date Fair Value	$ 9.06	$ 9.20
Outstanding, Ending Balance, Shares	1,201,973	1,832,153
Non-vested stock options at the end of the period, Weighted-Average Grant-Date Fair Value	$ 9.06	$ 9.20